                        SUPPLEMENT DATED AUGUST 1, 2003
                                      To
                      MONY L Variable Annuity Prospectus
                               Dated May 1, 2003

           For Individual Flexible Payment Variable Annuity Contract

                                   Issued by
                            MONY Variable Account A
                                      and
                          MONY Life Insurance Company

   This Supplement updates certain information contained in your Prospectus. Please read it and keep it with your Prospectus for future reference.

   Page 2--The following section is added after the "MONY Variable Account A" subsection of the "Summary of the Contract" section:

Benefit Option Packages

   There are three benefit option packages available under the Contract. Each benefit option package is distinct. You select a benefit option package at the time of application. Once a selection is made, you may not transfer from one benefit option package to another.


                      Option 1*                     Option 2                       Option 3
------------------------------------------------------------------------------------------------------
Mortality   Current annual rate--1.45%    Current annual rate--1.72%    Current annual rate--2.37%
and Expense Maximum annual rate--1.95%    Maximum annual rate--2.30%    Maximum annual rate--3.15%
Risk Charge
------------------------------------------------------------------------------------------------------
Death       The greater of:**             The greatest of:              The greatest of:
Benefit on  (1) The Fund Value less any   (1) The Fund Value less any   (1) The Fund Value less any
Death of    Outstanding Debt on the date  Outstanding Debt on the date  Outstanding Debt on the date
Annuitant   due proof of the Annuitant's  due proof of the Annuitant's  due proof of the Annuitant's
            death is received by the      death is received by the      death is received by the
            Company.                      Company.                      Company.
            or (2) The Purchase Payments  or (2) The Purchase Payments  or (2) The Purchase Payments
            paid, reduced proportionately paid, reduced proportionately paid, reduced proportionately by each partial surrender and by each partial surrender and by each partial surrender and
            any Surrender Charges and     any Surrender Charges and     any Surrender Charges and
            less any Outstanding          less any Outstanding          less any Outstanding
            Debt.***                      Debt.***                      Debt.***
                                          or (3) Step Up Value (See     or (3) Step Up Value (See
                                          "Death Benefit")              "Death Benefit")
------------------------------------------------------------------------------------------------------
Guaranteed  Not Available                 Not Available                 If certain conditions are met,
Minimum                                                                 the Guaranteed Annuitization
Annuity                                                                 Value may be used to provide
Payments                                                                guaranteed minimum annuity
                                                                        payments that are greater than
                                                                        annuity payments that would
                                                                        be provided by the Contract's
                                                                        Fund Value or Cash Value, as
                                                                        applicable.
------------------------------------------------------------------------------------------------------

                                      (1)


                     Option 1*                       Option 2                        Option 3
---------------------------------------------------------------------------------------------------------
Minimum   Non-Qualified & Qualified--     Non-Qualified & Qualified--     Non-Qualified & Qualified--
Initial   The minimum purchase            The minimum purchase            The minimum purchase
Purchase  payment for qualified plans is  payment for qualified plans is  payment for qualified plans is
Payment   the same for all three options. the same for all three options. the same for all three options.
          See "Detailed Information       See "Detailed Information       See "Detailed Information
          about the Policy".              about the Policy".              about the Policy".
---------------------------------------------------------------------------------------------------------
Issue Age Qualified--0-85                 Qualified--0-79                 Qualified--0-79

          Non-Qualified--0-85             Non-Qualified--0-79             Non-Qualified--0-79
---------------------------------------------------------------------------------------------------------
Annual    Maximum charge is $30/(b)/.     Maximum charge is $30/(a)/.     Maximum charge is $30/(a)/.
Contract
Charge

----------
  * For Contracts purchased prior to August 1, 2003, the Contract and features purchased are equivalent to the benefit option package described as Option 1.
 ** For Contracts purchased prior to August 1, 2003, the death benefit is the greater of: (1) The Fund Value less any outstanding debt on the date due proof of the Annuitant's death is received by the Company, or (2) The Purchase Payments paid, less any partial surrenders and their Surrender Charges and less any outstanding debt.
*** In the calculation of the death benefit, for each partial surrender, the proportionate reduction is equal to the amount of that partial surrender and any Surrender Charge divided by the Fund Value immediately before that partial surrender, multiplied by the Purchase Payments paid before that partial surrender. This calculation of the death benefit applies to contracts issued on or after August 1, 2003.
/(a)/The Annual Contract Charge will be waived upon any Contract Anniversary on which your Fund Value is $50,000 or greater, except where the Owner makes a full surrender of the Fund Value under the Contract. See "Deductions from Fund Value--Annual Contract Charge."

   Page 4--The following replaces the information in the "Fee Tables" with regard to "Separate Account Annual Expenses (as a percentage of average account value)":


Separate Account Annual Expenses (as a percentage of average account value):
 Option 1
   Maximum Mortality and Expense Risk Fees..................................     1.95%/(4)/
   Total Separate Account Annual Expenses...................................     1.95%/(4)/
 Option 2
   Maximum Mortality and Expense Risk Fees..................................     2.30%/(5)/
   Total Separate Account Annual Expenses...................................     2.30%/(5)/
 Option 3
   Maximum Mortality and Expense Risk Fees..................................     3.15%/(6)/
   Total Separate Account Annual Expenses...................................     3.15%/(6)/

----------
/(1)/The Mortality and Expense Risk Charge is deducted daily equivalent to a current annual rate of 1.45% (and is guaranteed not to exceed a daily rate equivalent to an annual rate of 1.95%) from the value of the net assets of the Separate Account.

/(2)/The Mortality and Expense Risk Charge is deducted daily equivalent to a current annual rate of 1.72% (and is guaranteed not to exceed a daily rate equivalent to an annual rate of 2.30%) from the value of the net assets of the Separate Account.

/(3)/The Mortality and Expense Risk Charge is deducted daily equivalent to a current annual rate of 2.37% (and is guaranteed not to exceed a daily rate equivalent to an annual rate of 3.15%) from the value of the net assets of the Separate Account.


                                      (2)

   Page 5--The following replaces the "Example" calculations:

Example

   This Example is intended to help you compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include contract owner transaction expenses, contract fees, separate account annual expense, and Fund fees and expenses for the year ended December 31, 2002.

   The Example assumes that you invest $10,000 in the Contract for the time periods indicated. The Example also assumes that your investment has a 5% return each year. The Example assumes the minimum and maximum fees and expenses of any of the Fund portfolios. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

   1. a.If you surrender your Contract at the end of the applicable time period (assuming maximum fees and expenses of any of the Fund portfolios):

                                     1 year 3 years 5 years 10 years
                                     ------ ------- ------- --------
           Option 1................. $1,161 $1,685  $2,211   $4,494
           Option 2................. $1,159 $1,677  $2,196   $4,434
           Option 3................. $1,152 $1,657  $2,160   $4,292

      b.If you surrender your Contract at the end of the applicable time period
        (assuming minimum fees and expenses of any of the Fund portfolios):

                                     1 year 3 years 5 years 10 years
                                     ------ ------- ------- --------
           Option 1.................  $946  $1,025  $1,083   $2,338
           Option 2.................  $943  $1,019  $1,076   $2,306
           Option 3.................  $938  $1,006  $1,058   $2,231

   2. a.If you annuitize at the end of the applicable time period (assuming maximum fees and expenses of any of the Fund portfolios):

                                     1 year 3 years 5 years 10 years
                                     ------ ------- ------- --------
           Option 1.................  $436  $1,318  $2,211   $4,494
           Option 2.................  $436  $1,312  $2,196   $4,434
           Option 3.................  $434  $1,300  $2,160   $4,292

      b.If you annuitize at the end of the applicable time period (assuming minimum fees and expenses of any of the Fund portfolios):

                                     1 year 3 years 5 years 10 years
                                     ------ ------- ------- --------
           Option 1.................  $204   $630   $1,083   $2,338
           Option 2.................  $204   $628   $1,076   $2,306
           Option 3.................  $203   $622   $1,058   $2,231

   3. a.If you do not surrender your Contract (assuming maximum fees and expenses of any of the Fund portfolios):

                                     1 year 3 years 5 years 10 years
                                     ------ ------- ------- --------
           Option 1.................  $436  $1,318  $2,211   $4,494
           Option 2.................  $436  $1,312  $2,196   $4,434
           Option 3.................  $434  $1,300  $2,160   $4,292

     b. If you do not surrender your Contract (assuming minimum fees and expenses of any of the Fund portfolios):

                                     1 year 3 years 5 years 10 years
                                     ------ ------- ------- --------
           Option 1.................  $204   $630   $1,083   $2,338
           Option 2.................  $204   $628   $1,076   $2,306
           Option 3.................  $203   $622   $1,058   $2,231

                                      (3)

   Page 12--The following replaces the "Issue Ages" paragraph in the "Payment and Allocation of Purchase Payments" subsection of the "Detailed Information About the Contract" section:

  Issue Ages

   The issue ages for the three benefit option packages available under the Contract vary as per the table below. The maximum issue age of the Annuitant for Option 1 is 85. The maximum issue age of the Annuitant for Option 2 and Option 3 is 79.


                                Option 1 Option 2 Option 3
                     -------------------------------------

                     Issue Ages   0-85     0-79     0-79

   Page 20--The following is added at the end of the "Death Benefit Provided by the Contract" subsection in the "Death Benefit" section:

   The Death Benefit depends upon the benefit option package in effect on the date the Annuitant dies. You may not change benefit option packages once you select an option.

             Option 1                            Option 2                           Option 3
---------------------------------------------------------------------------------------------------------
The greater of: *                   The greatest of:                    The greatest of:
---------------------------------------------------------------------------------------------------------
(1) The Fund Value less any         (1) The Fund Value less any         (1) The Fund Value less any
Outstanding Debt on the date due    Outstanding Debt on the date due    Outstanding Debt on the date due
proof of the Annuitant's death is   proof of the Annuitant's death is   proof of the Annuitant's death is
received by the Company.            received by the Company.            received by the Company.
---------------------------------------------------------------------------------------------------------
or                                  or                                  or
(2) The Purchase Payments paid,     (2) The Purchase Payments paid,     (2) The Purchase Payments paid,
reduced proportionately by each     reduced proportionately by each     reduced proportionately by each
partial surrender and any Surrender partial surrender and any Surrender partial surrender and any
Charges and less any Outstanding    Charges and less any Outstanding    Surrender Charges and any less
Debt.**                             Debt.**                             any Outstanding Debt. **
---------------------------------------------------------------------------------------------------------
                                    or                                  or
                                    (3) Step Up Value (see              (3) Step Up Value (see
                                    description below)                  description below)
---------------------------------------------------------------------------------------------------------

 * For Contracts purchased prior to August 1, 2003, the death benefit is the greater of: (1) The Fund Value less any Outstanding Debt on the date due proof of the Annuitant's death is received by the Company, or (2) The Purchase Payments paid, less any partial surrenders and their Surrender Charges and less any Outstanding Debt.

** In the calculation of the death benefit, for each partial surrender, the proportionate reduction is equal to the amount of that partial surrender and any Surrender Charge divided by the Fund Value immediately before that partial surrender, multiplied by the Purchase Payments paid before that partial surrender. This calculation of the death benefit applies to contracts issued on or after August 1, 2003.

  Step Up Value

   On the first Contract anniversary, the Step Up Value is equal to the Fund Value of the Contract. Thereafter, on each subsequent Contract anniversary prior to the Annuitant's 81st birthday, the step up value will be recalculated to equal the greater of:

      (a) the Fund Value on that Contract anniversary; or

      (b) the step up value calculated as of the last Contract Anniversary Date

          . reduced proportionately* by any partial surrenders (including surrender charges) since the last recalculation anniversary,

          .  less any outstanding debt,

          . plus any purchase payments made since the last recalculation anniversary.
----------
* In the calculations of Step Up Value, for each partial surrender, the proportionate reduction percentage is equal to the amount of that partial surrender divided by the Fund Value immediately before the partial surrender.

                                      (4)

   On each Contract anniversary on or after the annuitant's 81st birthday, the Step Up Value shall be equal to the step up value on the Contract Anniversary preceding the annuitant's 81st birthday reduced proportionately by the same percentage that any partial surrenders (including surrender charges) reduced your Fund Value since that anniversary plus any Purchase Payments made since that Contract Anniversary.

   The Step Up Value payable on death will be the Step Up Value on the Contract anniversary immediately preceding the death of the Annuitant (or Secondary Annuitant, if any)

    . Reduced proportionately by any partial surrenders including surrender charges assessed since that anniversary,

    . plus any Purchase Payments made since that Contract Anniversary, and

    . less any Outstanding Debt.

   In no event will the Step Up Value payable on the death of the Annuitant exceed 200% of the total Purchase Payments made:

    . reduced proportionately for each partial surrender (including surrender charges) and

    . less any Outstanding Debt.

   Page 22--The following replaces the information regarding the "Mortality and Expense Risk Charge" in the "Daily Deductions from MONY Variable Account A" subsection of the "Charges and Deductions" table:


             Daily Deductions from MONY America Variable Account A
 ------------------------------------------------------------------------------
 Mortality & Expense Risk Charge                   OPTION 1
 Annual Rate deducted daily from average daily net Maximum daily rate 0.005342%
 assets                                            Maximum annual rate 1.95%
                                                   ----------------------------
                                                   OPTION 2
                                                   Maximum daily rate 0.006301%
                                                   Maximum annual rate 2.30%
                                                   ----------------------------
                                                   OPTION 3
                                                   Maximum daily rate 0.008630%
                                                   Maximum annual rate 3.15%
 ------------------------------------------------------------------------------

   Page 22-23--The following replaces the second paragraph describing the "Mortality and Expense Risk Charge" in the "Daily Deductions from MONY Variable Account A" subsection of the "Charges and Deductions" section:

   Option 1 -- For Option 1, the daily mortality and expense risk charge from MONY Variable Account A is deducted at a current daily rate equivalent to an annual rate of 1.45% from the value of the net assets of MONY Variable Account
A. The rate is guaranteed not to exceed a daily rate equivalent to an annual rate of 1.95% from the value of the net assets of MONY Variable Account A. The mortality and expense risk charge is deducted from MONY Variable Account A, and therefore the subaccounts, on each Business Day. Where the previous day (or days) was not a Business Day, the deduction currently on the next Business Day will be 0.003973% (guaranteed not to exceed 0.005342%) multiplied by the number of days since the last Business Day.

   Option 2 -- For Option 2, the daily mortality and expense risk charge from MONY Variable Account A is deducted at a current daily rate equivalent to an annual rate of 1.72% from the value of the net assets of MONY Variable Account
A. The rate is guaranteed not to exceed a daily rate equivalent to an annual rate of 2.30% from the value of the net assets of MONY Variable Account A. The mortality and expense risk charge is deducted

                                      (5)
from MONY Variable Account A, and therefore the subaccounts, on each Business Day. Where the previous day (or days) was not a Business Day, the deduction currently on the next Business Day will be 0.004712% (guaranteed not to exceed 0.006301%) multiplied by the number of days since the last Business Day.

   Option 3 -- For Option 3, the daily mortality and expense risk charge from MONY Variable Account A is deducted at a current daily rate equivalent to an annual rate of 2.37% from the value of the net assets of MONY Variable Account
A. The rate is guaranteed not to exceed a daily rate equivalent to an annual rate of 3.15% from the value of the net assets of MONY Variable Account A. The mortality and expense risk charge is deducted from MONY Variable Account A, and therefore the subaccounts, on each Business Day. Where the previous day (or days) was not a Business Day, the deduction currently on the next Business Day will be 0.006493% (guaranteed not to exceed 0.008630%) multiplied by the number of days since the last Business Day.


   Page 27--The following is added after the "Annuity Payments" subsection of the "Annuity Payments" section:

Guaranteed Minimum Annuity Payments

   Under Option 3, which includes the Guaranteed Minimum Income Benefit Rider, Guaranteed Minimum Annuity Payments are available. If certain conditions are met, a guaranteed minimum value called the "Guaranteed Annuitization Value" may be used to provide annuity payments that are greater than the annuity payments that would be provided by the Fund Value described in the Contract. We will compute: (1) the annuity benefits available when the Fund Value is applied to then current annuity purchase rates, and (2) the Guaranteed Annuitization Value applied to guaranteed annuity purchase rates under the Rider. If (2) results in an amount that is greater than (1), then the Guaranteed Annuitization Value provides a benefit that is greater than that provided by the Fund Value, and we will pay that greater benefit.

   The Guaranteed Annuitization Value is

      .  the sum of all net Purchase Payments made, plus

      . interest accumulated at an annual rate of 5% (interest is credited from the date we receive the Purchase Payment to the Contract anniversary prior to the Annuitant's 81st birthday),

      . reduced proportionately for each partial surrender including any surrender charges and less

      .  any Outstanding Debt.

   In no event can the Guaranteed Annuitization Value exceed 300% of the net Purchase Payments made,

      . reduced proportionately for each partial surrender, including any surrender charges and less

      .  any Outstanding Debt.

   When we calculate the benefit payable under the contract at annuitization, we will apply the Guaranteed Annuitization Value to a guaranteed annuity purchase rate. The guaranteed annuity purchase rate is the amount of benefit that will be payable to the payee per $1,000 of Guaranteed Annuitization Value.

   The guaranteed annuity purchase rate will be calculated using a mortality basis of 1983 Table a, with mortality rates projected using Projection Scale G. The interest rate used to determine the guaranteed annuity purchase rate under the Rider will be 3%. This is the assumed earned rate of the balance of the Guaranteed Annuitization Value during the payout phase.

   Once annuity payments provided by the Guaranteed Annuitization Value begin, no withdrawals may be made. The Guaranteed Annuitization Value has no cash value.

                                      (6)

   To apply the Guaranteed Annuitization Value to provide annuity payments, the following conditions must be met:

      (1) The Contract must have been in force for at least 10 years.

      (2) The Annuitant must have attained age 60.

      (3) The annuitization must be elected within 30 days after a Contract anniversary.

      (4) Settlement Option 3 or 3A must be elected. (See "Settlement Options").

      (5) The entire amount of Guaranteed Annuitization Value must be used to provide annuity payments.

   The availability of Guaranteed Minimum Annuity Payments under Option 3 or 3A, does not limit the Owner's right to start annuity payments using the Contract's Cash Value or the Contract's Fund Value, as applicable, at any other time as permitted under the Contract.





333-92320                                                   14588SL (Sup 8/1/03)

                                      (7)

333-92320                                                   14588SL (Sup 8/1/03)

                       Supplement Dated August 1 , 2003
                                      to
                      Statement of Additional Information
                               Dated May 1, 2003

                            MONY L Variable Annuity

                                   Issued by

                            MONY Variable Account A
                                      and
                          MONY Life Insurance Company

   Page SAI 5--The following replaces the 30-day yields in the "30-Day Yield" subsection of the "Performance Data" section:

Yield for 30 Days Ended December 31, 2002

Subaccount                          Option 1 Option 2 Option 3
----------                          -------- -------- --------
Enterprise Total Return               2.71%    2.71%    2.71%
Janus Flexible Income                 4.38%    4.38%    4.38%
Lord Abbett Bond-Debenture            6.17%    6.17%    6.17%
MONY Government Securities            2.11%    2.11%    2.11%
MONY Long Term Bond                   4.70%    4.70%    4.70%
PIMCO Global Bond                     1.96%    1.96%    1.96%
PIMCO Real Return                     4.42%    4.42%    4.42%
PIMCO StocksPLUS Growth and Income    2.41%    2.41%    2.41%

----------
The 30-day yield is not indicative of future results.

                                      (1)

   Page SAI 8--The caption "Option 1" is inserted in the Total Return table and the following tables are added to reflect the Total Returns for Options 2 and 3:

                                 TOTAL RETURN
                   (assuming $1,000 payment at beginning of
                    period and surrender at end of period)

                                   OPTION 2
      (Benefit Option Package which includes Step Up Value Death Benefit)

                                                                                    For the
                                                                                  Period Since
                                          For the       For the       For the      Inception
                                        1 Year Ended 5 Years Ended 10 Years Ended   Through
                                        December 31, December 31,   December 31,  December 31,
Subaccount                                  2002         2002           2002          2002
----------                              ------------ ------------- -------------- ------------
AIM V.I. Basic Value...................       N/A          N/A           N/A            N/A
AIM V.I. Mid Cap Core Equity...........       N/A          N/A           N/A            N/A
Alger American Balanced................       N/A          N/A           N/A            N/A
Alger American MidCap Growth...........       N/A          N/A           N/A            N/A
Dreyfus IP Small Cap Stock Index.......       N/A          N/A           N/A            N/A
Enterprise Deep Value..................       N/A          N/A           N/A            N/A
Enterprise Equity Income...............    -23.83%         N/A           N/A          -5.23%
Enterprise Global Socially Responsive..       N/A          N/A           N/A         -21.87
Enterprise Growth......................    -30.81          N/A           N/A          -6.66
Enterprise Growth and Income...........    -33.88          N/A           N/A          -6.89
Enterprise Managed.....................    -29.38        -5.30%         6.00%          9.79
Enterprise Mergers and Acquisitions....       N/A          N/A           N/A            N/A
Enterprise Multi-Cap Growth............       N/A          N/A           N/A            N/A
Enterprise Short Duration Bond.........       N/A          N/A           N/A            N/A
Enterprise Small Company Growth........    -31.16          N/A           N/A           4.24
Enterprise Small Company Value.........    -20.60         3.42          8.89          10.57
Enterprise Total Return................       N/A          N/A           N/A          -2.43
Franklin Income Securities.............       N/A          N/A           N/A            N/A
Franklin Rising Dividends Securities...       N/A          N/A           N/A            N/A
Franklin Zero Coupon 2010..............       N/A          N/A           N/A            N/A
INVESCO VIF Financial Services.........       N/A          N/A           N/A            N/A
INVESCO VIF Health Services............       N/A          N/A           N/A            N/A
INVESCO VIF Telecommunications.........       N/A          N/A           N/A            N/A
Janus Aspen Series Capital Appreciation       N/A          N/A           N/A            N/A
Janus Aspen Series Flexible Income.....       N/A          N/A           N/A            N/A
Janus Aspen Series International Growth       N/A          N/A           N/A            N/A
Lord Abbett Bond-Debenture.............       N/A          N/A           N/A            N/A
Lord Abbett Growth and Income..........       N/A          N/A           N/A            N/A
Lord Abbett Mid-Cap Value..............       N/A          N/A           N/A            N/A
MFS(R) Mid Cap Growth..................       N/A          N/A           N/A            N/A
MFS(R) New Discovery...................       N/A          N/A           N/A            N/A
MFS(R) Total Return....................       N/A          N/A           N/A            N/A
MFS(R) Utilities.......................       N/A          N/A           N/A            N/A
MONY Government Securities.............     -6.30         3.62          3.75           4.38
MONY Long Term Bond....................     -0.91         4.56          6.11           7.83
MONY Money Market......................     -7.86         3.62          2.69           3.41

                                      (2)

                                 TOTAL RETURN
                   (assuming $1,000 payment at beginning of
                    period and surrender at end of period)

                              OPTION 2--continued
      (Benefit Option Package which includes Step Up Value Death Benefit)

                                                                                   For the
                                                                                 Period Since
                                         For the       For the       For the      Inception
                                       1 Year Ended 5 Years Ended 10 Years Ended   Through
                                       December 31, December 31,   December 31,  December 31,
Subaccount                                 2002         2002           2002          2002
----------                             ------------ ------------- -------------- ------------
Oppenheimer Global Securities.........     N/A           N/A           N/A           N/A
Oppenheimer Main Street(R)............     N/A           N/A           N/A           N/A
PBHG Mid-Cap..........................     N/A           N/A           N/A           N/A
PBHG Select Value.....................     N/A           N/A           N/A           N/A
PIMCO Global Bond.....................     N/A           N/A           N/A           N/A
PIMCO Real Return.....................     N/A           N/A           N/A           N/A
PIMCO StockPLUS Growth and Income.....     N/A           N/A           N/A           N/A
ProFund VP Bear.......................     N/A           N/A           N/A           N/A
ProFund VP Rising Rates Opportunity...     N/A           N/A           N/A           N/A
ProFund VP UltraBull..................     N/A           N/A           N/A           N/A
Van Kampen UIF Emerging Markets Equity     N/A           N/A           N/A           N/A
Van Kampen UIF Global Value Equity....     N/A           N/A           N/A           N/A
Van Kampen UIF U.S. Real Estate.......     N/A           N/A           N/A           N/A

                                      (3)

                                 TOTAL RETURN
                    (assuming $1000 payment at beginning of
                    period and surrender at end of period)

                                   OPTION 3
    (Benefit Option Package which includes Step Up Value Death Benefit and
                      Guaranteed Minimum Annuity Payment)

                                                                                       For the
                                                                                     Period Since
                                             For the       For the       For the      Inception
                                           1 Year Ended 5 Years Ended 10 Years Ended   Through
                                           December 31, December 31,   December 31,  December 31,
Subaccount                                     2002         2002           2002          2002
----------                                 ------------ ------------- -------------- ------------
AIM V.I. Basic Value......................       N/A          N/A           N/A            N/A
AIM V.I. Mid Cap Core Equity..............       N/A          N/A           N/A            N/A
Alger American Balanced...................       N/A          N/A           N/A            N/A
Alger American MidCap Growth..............       N/A          N/A           N/A            N/A
Dreyfus IP Small Cap Stock Index..........       N/A          N/A           N/A            N/A
Enterprise Deep Value.....................       N/A          N/A           N/A            N/A
Enterprise Equity Income..................    -24.48%         N/A           N/A          -5.88%
Enterprise Global Socially Responsive.....       N/A          N/A           N/A         -22.52
Enterprise Growth.........................    -31.46          N/A           N/A          -7.51
Enterprise Growth and Income..............    -34.53          N/A           N/A          -7.54
Enterprise Managed........................    -30.03        -5.95%         5.35%          9.14
Enterprise Mergers and Acquisitions.......       N/A          N/A           N/A            N/A
Enterprise Multi-Cap Growth...............       N/A          N/A           N/A            N/A
Enterprise Short Duration Bond............       N/A          N/A           N/A            N/A
Enterprise Small Company Growth...........    -31.81          N/A           N/A           3.59
Enterprise Small Company Value............    -21.25         2.77          8.24           9.92
Enterprise Total Return...................       N/A          N/A           N/A          -2.86
Franklin Income Securities................       N/A          N/A           N/A            N/A
Franklin Rising Dividends Securities......       N/A          N/A           N/A            N/A
Franklin Zero Coupon 2010.................       N/A          N/A           N/A            N/A
INVESCO VIF Financial Services............       N/A          N/A           N/A            N/A
INVESCO VIF Health Services...............       N/A          N/A           N/A            N/A
INVESCO VIF Telecommunications............       N/A          N/A           N/A            N/A
Janus Aspen Series Capital Appreciation...       N/A          N/A           N/A            N/A
Janus Aspen Series Flexible Income........       N/A          N/A           N/A            N/A
Janus Aspen Series International Growth...       N/A          N/A           N/A            N/A
Lord Abbett Bond-Debenture................       N/A          N/A           N/A            N/A
Lord Abbett Growth and Income.............       N/A          N/A           N/A            N/A
Lord Abbett Mid-Cap Value.................       N/A          N/A           N/A            N/A
MFS(R) Mid Cap Growth.....................       N/A          N/A           N/A            N/A
MFS(R) New Discovery......................       N/A          N/A           N/A            N/A
MFS(R) Total Return.......................       N/A          N/A           N/A            N/A
MFS(R) Utilities..........................       N/A          N/A           N/A            N/A
MONY Government Securities................     -6.95         2.97          3.10           3.73
MONY Long Term Bond.......................     -1.56         3.91          5.46           7.18
MONY Money Market.........................     -8.51         1.97          2.04           2.76
Oppenheimer Global Securities.............       N/A          N/A           N/A            N/A
Oppenheimer Main Street(R)................       N/A          N/A           N/A            N/A
PBHG Mid-Cap..............................       N/A          N/A           N/A            N/A

                                      (4)

                                 TOTAL RETURN
                    (assuming $1000 payment at beginning of
                    period and surrender at end of period)

                              OPTION 3--continued
    (Benefit Option Package which includes Step Up Value Death Benefit and
                      Guaranteed Minimum Annuity Payment)

                                                                                       For the
                                                                                     Period Since
                                             For the       For the       For the      Inception
                                           1 Year Ended 5 Years Ended 10 Years Ended   Through
                                           December 31, December 31,   December 31,  December 31,
Subaccount                                     2002         2002           2002          2002
----------                                 ------------ ------------- -------------- ------------
PBHG Select Value.........................     N/A           N/A           N/A           N/A
PIMCO Global Bond.........................     N/A           N/A           N/A           N/A
PIMCO Real Return.........................     N/A           N/A           N/A           N/A
PIMCO StockPLUS Growth and Income.........     N/A           N/A           N/A           N/A
ProFund VP Bear...........................     N/A           N/A           N/A           N/A
ProFund VP Rising Rates Opportunity.......     N/A           N/A           N/A           N/A
ProFund VP UltraBull......................     N/A           N/A           N/A           N/A
Van Kampen UIF Emerging Markets Equity....     N/A           N/A           N/A           N/A
Van Kampen UIF Global Value Equity........     N/A           N/A           N/A           N/A
Van Kampen UIF U.S. Real Estate...........     N/A           N/A           N/A           N/A

----------
   The table above assumes that a $1,000 payment was made to each Subaccount at the beginning of the period shown, that no further payments were made, that any distributions from the corresponding Portfolio of the Funds were reinvested, and that the Owner surrendered the Contract for cash, rather than electing commencement of annuity benefits in the form of one of the Settlement Options available, at the end of the period shown. The average annual total return percentages shown in the table reflect the historical rates of return, deductions for all charges, expenses, and fees of both the Funds including the Investment Adviser Fees described in the Prospectus, and the Variable Account which would be imposed on the payment assumed, including a contingent deferred sales (Surrender) charge imposed as a result of the full surrender allocated to each Subaccount in the proportion that the total value of that Subaccount bore to the total value of the Variable Account at the end of the period indicated.

                                      (5)

   Page SAI 9--The first sentence is revised to read as follows:

   The average annual total return for the Subaccounts other than the Money Market Subaccount, assuming that the Contracts remain in force throughout the periods indicated, is shown in the tables below for Options 1, 2 and 3.

   Page SAI 9--The caption "Option 1" is inserted in the Non-Standardized Total Return table and the following tables are added to reflect the Non-Standardized Total Returns for Options 2 and 3:

                         NON-STANDARDIZED TOTAL RETURN
                   (assuming $1,000 payment at beginning of
                    period and Contract continues in force)

                                   OPTION 2
      (Benefit Option Package which includes Step Up Value Death Benefit)

                                                                                    For the
                                                                                  Period Since
                                          For the       For the       For the      Inception
                                        1 Year Ended 5 Years Ended 10 Years Ended   Through
                                        December 31, December 31,   December 31,  December 31,
Subaccount                                  2002         2002           2002          2002
----------                              ------------ ------------- -------------- ------------
AIM V.I. Basic Value...................       N/A          N/A           N/A            N/A
AIM V.I. Mid Cap Core Equity...........       N/A          N/A           N/A            N/A
Alger American Balanced................       N/A          N/A           N/A            N/A
Alger American MidCap Growth...........       N/A          N/A           N/A            N/A
Dreyfus IP Small Cap Stock Index.......       N/A          N/A           N/A            N/A
Enterprise Deep Value..................       N/A          N/A           N/A            N/A
Enterprise Equity Income...............    -17.18%         N/A           N/A          -5.23%
Enterprise Global Socially Responsive..       N/A          N/A           N/A         -15.05
Enterprise Growth......................    -24.77          N/A           N/A          -6.66
Enterprise Growth and Income...........    -28.11          N/A           N/A          -6.89
Enterprise Managed.....................    -23.22        -5.30%         6.00%          9.79
Enterprise Mergers and Acquisitions....       N/A          N/A           N/A            N/A
Enterprise Multi-Cap Growth............       N/A          N/A           N/A            N/A
Enterprise Short Duration Bond.........       N/A          N/A           N/A            N/A
Enterprise Small Company Growth........    -25.15          N/A           N/A           4.24
Enterprise Small Company Value.........    -13.67         3.42          8.89          10.57
Enterprise Total Return................       N/A          N/A           N/A           5.57
Franklin Income Securities.............       N/A          N/A           N/A            N/A
Franklin Rising Dividends Securities...       N/A          N/A           N/A            N/A
Franklin Zero Coupon 2010..............       N/A          N/A           N/A            N/A
INVESCO VIF Financial Services.........       N/A          N/A           N/A            N/A
INVESCO VIF Health Services............       N/A          N/A           N/A            N/A
INVESCO VIF Telecommunications.........       N/A          N/A           N/A            N/A
Janus Aspen Series Capital Appreciation       N/A          N/A           N/A            N/A
Janus Aspen Series Flexible Income.....       N/A          N/A           N/A            N/A
Janus Aspen Series International Growth       N/A          N/A           N/A            N/A
Lord Abbett Bond-Debenture.............       N/A          N/A           N/A            N/A
Lord Abbett Growth and Income..........       N/A          N/A           N/A            N/A
Lord Abbett Mid-Cap Value..............       N/A          N/A           N/A            N/A
MFS(R) Mid Cap Growth..................       N/A          N/A           N/A            N/A
MFS(R) New Discovery...................       N/A          N/A           N/A            N/A

                                      (6)

                         NON-STANDARDIZED TOTAL RETURN
                   (assuming $1,000 payment at beginning of
                    period and Contract continues in force)

                              OPTION 2--continued
      (Benefit Option Package which includes Step Up Value Death Benefit)


                                                                                   For the
                                                                                 Period Since
                                         For the       For the       For the      Inception
                                       1 Year Ended 5 Years Ended 10 Years Ended   Through
                                       December 31, December 31,   December 31,  December 31,
Subaccount                                 2002         2002           2002          2002
----------                             ------------ ------------- -------------- ------------
MFS(R) Total Return...................      N/A          N/A            N/A           N/A
MFS(R) Utilities......................      N/A          N/A            N/A           N/A
MONY Government Securities............      1.7%        3.62%          3.75%         4.38%
MONY Long Term Bond...................     7.09         4.56           6.11          7.83
MONY Money Market.....................     0.14         2.62           2.69          3.41
Oppenheimer Global Securities.........      N/A          N/A            N/A           N/A
Oppenheimer Main Street(R)............      N/A          N/A            N/A           N/A
PBHG Mid-Cap..........................      N/A          N/A            N/A           N/A
PBHG Select Value.....................      N/A          N/A            N/A           N/A
PIMCO Global Bond.....................      N/A          N/A            N/A           N/A
PIMCO Real Return.....................      N/A          N/A            N/A           N/A
PIMCO StockPLUS Growth and Income.....      N/A          N/A            N/A           N/A
ProFund VP Bear.......................      N/A          N/A            N/A           N/A
ProFund VP Rising Rates Opportunity...      N/A          N/A            N/A           N/A
ProFund VP UltraBull..................      N/A          N/A            N/A           N/A
Van Kampen UIF Emerging Markets Equity      N/A          N/A            N/A           N/A
Van Kampen UIF Global Value Equity....      N/A          N/A            N/A           N/A
Van Kampen UIF U.S. Real Estate.......      N/A          N/A            N/A           N/A

                                      (7)

                         NON-STANDARDIZED TOTAL RETURN
(assuming $1,000 payment at beginning of period and Contract continues in force)

                                   OPTION 3
    (Benefit Option Package which includes Step Up Value Death Benefit and
                      Guaranteed Minimum Annuity Payment)

                                                                                    For the
                                                                                  Period Since
                                          For the       For the       For the      Inception
                                        1 Year Ended 5 Years Ended 10 Years Ended   Through
                                        December 31, December 31,   December 31,  December 31,
Subaccount                                  2002         2002           2002          2002
----------                              ------------ ------------- -------------- ------------
AIM V.I. Basic Value...................       N/A          N/A           N/A            N/A
AIM V.I. Mid Cap Core Equity...........       N/A          N/A           N/A            N/A
Alger American Balanced................       N/A          N/A           N/A            N/A
Alger American MidCap Growth...........       N/A          N/A           N/A            N/A
Dreyfus IP Small Cap Stock Index.......       N/A          N/A           N/A            N/A
Enterprise Deep Value..................       N/A          N/A           N/A            N/A
Enterprise Equity Income...............    -17.83%         N/A           N/A          -5.88%
Enterprise Global Socially Responsive..       N/A          N/A           N/A         -15.70
Enterprise Growth......................    -25.42          N/A           N/A          -7.31
Enterprise Growth and Income...........    -28.76          N/A           N/A          -7.54
Enterprise Managed.....................    -23.87        -5.95%         5.35%          9.14
Enterprise Mergers and Acquisitions....       N/A          N/A           N/A            N/A
Enterprise Multi-Cap Growth............       N/A          N/A           N/A            N/A
Enterprise Short Duration Bond.........       N/A          N/A           N/A            N/A
Enterprise Small Company Growth........     -25.8          N/A           N/A           3.59
Enterprise Small Company Value.........    -14.32         2.77          8.24           9.92
Enterprise Total Return................       N/A          N/A           N/A           5.14
Franklin Income Securities.............       N/A          N/A           N/A            N/A
Franklin Rising Dividends Securities...       N/A          N/A           N/A            N/A
Franklin Zero Coupon 2010..............       N/A          N/A           N/A            N/A
INVESCO VIF Financial Services.........       N/A          N/A           N/A            N/A
INVESCO VIF Health Services............       N/A          N/A           N/A            N/A
INVESCO VIF Telecommunications.........       N/A          N/A           N/A            N/A
Janus Aspen Series Capital Appreciation       N/A          N/A           N/A            N/A
Janus Aspen Series Flexible Income.....       N/A          N/A           N/A            N/A
Janus Aspen Series International Growth       N/A          N/A           N/A            N/A
Lord Abbett Bond-Debenture.............       N/A          N/A           N/A            N/A
Lord Abbett Growth and Income..........       N/A          N/A           N/A            N/A
Lord Abbett Mid-Cap Value..............       N/A          N/A           N/A            N/A
MFS(R) Mid Cap Growth..................       N/A          N/A           N/A            N/A
MFS(R) New Discovery...................       N/A          N/A           N/A            N/A
MFS(R) Total Return....................       N/A          N/A           N/A            N/A
MFS(R) Utilities.......................       N/A          N/A           N/A            N/A
MONY Government Securities.............      1.05         2.97           3.1           3.73
MONY Long Term Bond....................      6.44         3.91          5.46           7.18
MONY Money Market......................     -0.51         1.97          2.04           2.76
Oppenheimer Global Securities..........       N/A          N/A           N/A            N/A
Oppenheimer Main Street(R).............       N/A          N/A           N/A            N/A
PBHG Mid-Cap...........................       N/A          N/A           N/A            N/A

                                      (8)

                         NON-STANDARDIZED TOTAL RETURN
(assuming $1,000 payment at beginning of period and Contract continues in force)

                              OPTION 3--continued
    (Benefit Option Package which includes Step Up Value Death Benefit and
                      Guaranteed Minimum Annuity Payment)

                                                                                   For the
                                                                                 Period Since
                                         For the       For the       For the      Inception
                                       1 Year Ended 5 Years Ended 10 Years Ended   Through
                                       December 31, December 31,   December 31,  December 31,
Subaccount                                 2002         2002           2002          2002
----------                             ------------ ------------- -------------- ------------
PBHG Select Value.....................     N/A           N/A           N/A           N/A
PIMCO Global Bond.....................     N/A           N/A           N/A           N/A
PIMCO Real Return.....................     N/A           N/A           N/A           N/A
PIMCO StockPLUS Growth and Income.....     N/A           N/A           N/A           N/A
ProFund VP Bear.......................     N/A           N/A           N/A           N/A
ProFund VP Rising Rates Opportunity...     N/A           N/A           N/A           N/A
ProFund VP UltraBull..................     N/A           N/A           N/A           N/A
Van Kampen UIF Emerging Markets Equity     N/A           N/A           N/A           N/A
Van Kampen UIF Global Value Equity....     N/A           N/A           N/A           N/A
Van Kampen UIF U.S. Real Estate.......     N/A           N/A           N/A           N/A

----------
   The table above reflects the same assumptions and results as the table appearing on the previous page, except that no contingent deferred sales (surrender) charge has been deducted. The data reflected in the table above reflect the average annual total return an Owner would have received during that period if he did not surrender his Contract.

                                      (9)

   Page SAI 11--The caption "Option 1" is inserted in the Hypothetical Historical Total Return table (assuming $1,000 payment at beginning of period and surrender at end of period) and the following tables are added to reflect the Hypothetical Historical Total Returns for Options 2 and 3:

                     HYPOTHETICAL HISTORICAL TOTAL RETURN
                   (assuming $1,000 payment at beginning of
                    period and surrender at end of period)

                                   OPTION 2
      (Benefit Option Package which includes Step Up Value Death Benefit)

                                                                                                                 For the
                                                                                                               Period Since
                                                                       For the       For the       For the      Inception
                                                                     1 Year Ended 5 Years Ended 10 Years Ended   Through
                                                                     December 31, December 31,   December 31,  December 31,
Subaccount                                                               2002         2002           2002          2002
----------                                                           ------------ ------------- -------------- ------------
AIM V.I. Basic Value................................................    -31.87%         N/A           N/A         -17.50%
AIM V.I. Mid Cap Core Equity........................................    -20.82          N/A           N/A          -5.22
Alger American Balanced.............................................    -21.80         5.19%         7.55%          6.97
Alger American MidCap Growth........................................    -36.21         2.60           N/A          10.70
Dreyfus IP Small Cap Stock Index....................................       N/A          N/A           N/A         -32.40
Enterprise Deep Value...............................................       N/A          N/A           N/A            N/A
Enterprise Equity Income............................................    -23.83          N/A           N/A          -5.23
Enterprise Global Socially Responsive...............................       N/A          N/A           N/A         -21.87
Enterprise Growth...................................................    -30.81          N/A           N/A          -6.66
Enterprise Growth and Income........................................    -33.88          N/A           N/A          -6.89
Enterprise Managed..................................................    -29.38        -5.30          6.00           9.79
Enterprise Mergers and Acquisitions.................................       N/A          N/A           N/A            N/A
Enterprise Multi-Cap Growth.........................................       N/A          N/A           N/A            N/A
Enterprise Short Duration Bond......................................       N/A          N/A           N/A            N/A
Enterprise Small Company Growth.....................................    -31.16          N/A           N/A           4.24
Enterprise Small Company Value......................................    -20.60         3.42          8.89          10.57
Enterprise Total Return.............................................       N/A          N/A           N/A          -2.43
Franklin Income Securities..........................................    -10.33         1.83          6.03           7.40
Franklin Rising Dividends Securities................................    -11.30         3.64          8.21           8.26
Franklin Zero Coupon 2010...........................................       N/A          N/A           N/A            N/A
INVESCO VIF Financial Services......................................    -22.87          N/A           N/A          -1.00
INVESCO VIF Health Services.........................................    -31.55         3.53           N/A           4.78
INVESCO VIF Telecommunications......................................    -55.53          N/A           N/A         -34.58
Janus Aspen Series Capital Appreciation.............................    -24.59         5.06           N/A           8.72
Janus Aspen Series Flexible Income..................................     -0.74         4.70           N/A           6.27
Janus Aspen Series International Growth.............................    -33.00        -2.38           N/A           5.88
Lord Abbett Bond-Debenture..........................................     -1.55          N/A           N/A          -1.27
Lord Abbett Growth and Income.......................................    -25.62         1.46          8.47           9.41
Lord Abbett Mid-Cap Value...........................................    -18.20          N/A           N/A           9.58
MFS(R) Mid Cap Growth...............................................    -48.60          N/A           N/A         -28.42
MFS(R) New Discovery................................................    -38.12          N/A           N/A           0.92
MFS(R) Total Return.................................................    -16.50         2.69           N/A           8.50
MFS(R) Utilities....................................................    -31.65        -2.75           N/A           7.10
MONY Government Securities..........................................     -6.30         3.62          3.75           4.38
MONY Long Term Bond.................................................     -0.91         4.56          6.11           7.83
MONY Money Market...................................................     -7.86         2.62          2.69           3.41

                                     (10)

                     HYPOTHETICAL HISTORICAL TOTAL RETURN
                   (assuming $1,000 payment at beginning of
                    period and surrender at end of period)

                              OPTION 2--continued
      (Benefit Option Package which includes Step Up Value Death Benefit)

                                                                                                                 For the
                                                                                                               Period Since
                                                                       For the       For the       For the      Inception
                                                                     1 Year Ended 5 Years Ended 10 Years Ended   Through
                                                                     December 31, December 31,   December 31,  December 31,
Subaccount                                                               2002         2002           2002          2002
----------                                                           ------------ ------------- -------------- ------------
Oppenheimer Global Securities.......................................    -31.85%        3.69%        10.19%          7.67%
Oppenheimer Main Street(R)..........................................    -28.52        -4.96           N/A           6.96
PBHG Mid-Cap........................................................    -26.27          N/A           N/A           9.95
PBHG Select Value...................................................    -32.88         4.21           N/A           4.86
PIMCO Global Bond...................................................       N/A          N/A           N/A          10.87
PIMCO Real Return...................................................      7.90          N/A           N/A           9.82
PIMCO StockPLUS Growth and Income...................................    -23.98        -2.05           N/A          -2.05
ProFund VP Bear.....................................................     11.10          N/A           N/A          17.76
ProFund VP Rising Rates Opportunity.................................       N/A          N/A           N/A         -28.08
ProFund VP UltraBull................................................    -45.83          N/A           N/A         -32.95
Van Kampen UIF Emerging Markets Equity..............................    -17.39        -6.71           N/A          -6.02
Van Kampen UIF Global Value Equity..................................    -24.56        -0.93           N/A           2.08
Van Kampen UIF U.S. Real Estate.....................................    -10.51         2.53           N/A           4.85

                                     (11)

                     HYPOTHETICAL HISTORICAL TOTAL RETURN
                   (assuming $1,000 payment at beginning of
                    period and surrender at end of period)

                                   OPTION 3
    (Benefit Option Package which includes Step Up Value Death Benefit and
                     Guaranteed Minimum Annuity Payments)

                                                                                                                 For the
                                                                                                               Period Since
                                                                       For the       For the       For the      Inception
                                                                     1 Year Ended 5 Years Ended 10 Years Ended   Through
                                                                     December 31, December 31,   December 31,  December 31,
Subaccount                                                               2002         2002           2002          2002
----------                                                           ------------ ------------- -------------- ------------
AIM V.I. Basic Value................................................    -32.52%         N/A           N/A         -18.15%
AIM V.I. Mid Cap Core Equity........................................    -21.47          N/A           N/A          -5.87
Alger American Balanced.............................................    -22.45         4.54%         6.90%          6.32
Alger American MidCap Growth........................................    -36.86         1.95           N/A          10.05
Dreyfus IP Small Cap Stock Index....................................       N/A          N/A           N/A         -32.83
Enterprise Deep Value...............................................       N/A          N/A           N/A            N/A
Enterprise Equity Income............................................    -24.48          N/A           N/A          -5.88
Enterprise Global Socially Responsive...............................       N/A          N/A           N/A         -22.52
Enterprise Growth...................................................    -31.46          N/A           N/A          -7.31
Enterprise Growth and Income........................................    -34.53          N/A           N/A          -7.54
Enterprise Managed..................................................    -30.03        -5.95          5.35           9.14
Enterprise Mergers and Acquisitions.................................       N/A          N/A           N/A            N/A
Enterprise Multi-Cap Growth.........................................       N/A          N/A           N/A            N/A
Enterprise Short Duration Bond......................................       N/A          N/A           N/A            N/A
Enterprise Small Company Growth.....................................    -31.81          N/A           N/A           3.59
Enterprise Small Company Value......................................    -21.25         2.77          8.24           9.92
Enterprise Total Return.............................................       N/A          N/A           N/A          -2.86
Franklin Income Securities..........................................    -10.98         1.18          5.38           6.75
Franklin Rising Dividends Securities................................    -11.95         2.99          7.56           7.61
Franklin Zero Coupon 2010...........................................       N/A          N/A           N/A            N/A
INVESCO VIF Financial Services......................................    -23.52          N/A           N/A          -1.65
INVESCO VIF Health Services.........................................    -32.20         2.88           N/A           4.13
INVESCO VIF Telecommunications......................................    -56.18          N/A           N/A         -35.23
Janus Aspen Series Capital Appreciation.............................    -25.24         4.41           N/A           8.07
Janus Aspen Series Flexible Income..................................     -1.39         4.05           N/A           5.62
Janus Aspen Series International Growth.............................    -33.65        -3.03           N/A           5.23
Lord Abbett Bond-Debenture..........................................     -2.20          N/A           N/A          -1.92
Lord Abbett Growth and Income.......................................    -26.27         0.81          7.82           8.76
Lord Abbett Mid-Cap Value...........................................    -18.85          N/A           N/A           8.93
MFS(R) Mid Cap Growth...............................................    -49.25          N/A           N/A         -29.07
MFS(R) New Discovery................................................    -38.77          N/A           N/A           0.27
MFS(R) Total Return.................................................    -17.15         2.04           N/A           7.85
MFS(R) Utilities....................................................    -32.30        -3.40           N/A           6.45
MONY Government Securities..........................................     -6.95         2.97          3.10           3.73
MONY Long Term Bond.................................................     -1.56         3.91          5.46           7.18
MONY Money Market...................................................     -8.51         1.97          2.04           2.76
Oppenheimer Global Securities.......................................    -32.50         3.04          9.54           7.02
Oppenheimer Main Street(R)..........................................    -29.17        -5.61           N/A           6.31
PBHG Mid-Cap........................................................    -26.92          N/A           N/A           9.30

                                     (12)

                     HYPOTHETICAL HISTORICAL TOTAL RETURN
                   (assuming $1,000 payment at beginning of
                    period and surrender at end of period)

                              OPTION 3--continued
    (Benefit Option Package which includes Step Up Value Death Benefit and
                     Guaranteed Minimum Annuity Payments)

                                                                                                                 For the
                                                                                                               Period Since
                                                                       For the       For the       For the      Inception
                                                                     1 Year Ended 5 Years Ended 10 Years Ended   Through
                                                                     December 31, December 31,   December 31,  December 31,
Subaccount                                                               2002         2002           2002          2002
----------                                                           ------------ ------------- -------------- ------------
PBHG Select Value...................................................    -33.53%        3.56%         N/A            4.21%
PIMCO Global Bond...................................................       N/A          N/A          N/A           10.22
PIMCO Real Return...................................................      7.25          N/A          N/A            9.17
PIMCO StockPLUS Growth and Income...................................    -29.63        -2.70          N/A           -2.70
ProFund VP Bear.....................................................     10.45          N/A          N/A           17.11
ProFund VP Rising Rates Opportunity.................................       N/A          N/A          N/A          -28.51
ProFund VP UltraBull................................................    -46.48          N/A          N/A          -33.60
Van Kampen UIF Emerging Markets Equity..............................    -18.04        -7.36          N/A           -6.67
Van Kampen UIF Global Value Equity..................................    -25.21        -1.58          N/A            1.43
Van Kampen UIF U.S. Real Estate.....................................    -11.16         1.88          N/A            4.20

----------
   The tables above assume that a $1,000 payment was made to each Subaccount at the beginning of the period shown, that no further payments were made, that any distributions from the corresponding Portfolio of the Funds were reinvested, and that the Owner surrendered the Contract for cash, rather than electing commencement of annuity benefits in the form of one of the Settlement Options available, at the end of the period shown. The average annual total return percentages shown in the tables reflect the historical rates of return, deductions for all charges, expenses, and fees of both the Funds including the Investment Adviser Fees described in the Prospectus (see "Investment Adviser Fee"), and the Variable Account which would be imposed on the payment assumed, including a contingent deferred sales (Surrender) charge imposed as a result of the full surrender allocated to each Subaccount in the proportion that the total value of that Subaccount bore to the total value of the Variable Account at the end of the period indicated.

                                     (13)

   SAI 12--The first sentence is revised to read as follows:

   The average annual total return for the Subaccounts other than the Money Market Subaccount, assuming that the Contracts remain in force throughout the periods indicated, is shown in the tables below for Options 1, 2 and 3.

   Page SAI 12--The caption "Option 1" is inserted in the Hypothetical Historical Total Returns table (assuming $1,000 payment at beginning of period and Contract continues in force) and the following tables are added to reflect the Hypothetical Historical Total Returns for Options 2 and 3:

                     HYPOTHETICAL HISTORICAL TOTAL RETURN
                   (assuming $1,000 payment at beginning of
                    period and Contract continues in force)

                                   OPTION 2
      (Benefit Option Package which includes Step Up Value Death Benefit)

                                                                                                                 For the
                                                                                                               Period Since
                                                                       For the       For the       For the      Inception
                                                                     1 Year Ended 5 Years Ended 10 Years Ended   Through
                                                                     December 31, December 31,   December 31,  December 31,
Subaccount                                                               2002         2002           2002          2002
----------                                                           ------------ ------------- -------------- ------------
AIM V.I. Basic Value................................................    -23.87%         N/A           N/A         -17.50%
AIM V.I. Mid Cap Core Equity........................................    -12.82          N/A           N/A          -5.22
Alger American Balanced.............................................    -14.98         5.19%         7.55%          6.97
Alger American MidCap Growth........................................    -30.64          2.6           N/A          10.70
Dreyfus IP Small Cap Stock Index....................................       N/A          N/A           N/A         -24.40
Enterprise Deep Value...............................................       N/A          N/A           N/A            N/A
Enterprise Equity Income............................................    -17.18          N/A           N/A          -5.23
Enterprise Global Socially Responsive...............................       N/A          N/A           N/A         -15.05
Enterprise Growth...................................................    -24.77          N/A           N/A          -6.66
Enterprise Growth and Income........................................    -28.11          N/A           N/A          -6.89
Enterprise Managed..................................................    -23.22        -5.30          6.00           9.79
Enterprise Mergers and Acquisitions.................................       N/A          N/A           N/A            N/A
Enterprise Multi-Cap Growth.........................................       N/A          N/A           N/A            N/A
Enterprise Short Duration Bond......................................       N/A          N/A           N/A            N/A
Enterprise Small Company Growth.....................................    -25.15          N/A           N/A           4.24
Enterprise Small Company Value......................................    -13.67         3.42          8.89          10.57
Enterprise Total Return.............................................       N/A          N/A           N/A           5.57
Franklin Income Securities..........................................     -2.33         1.83          6.03           7.40
Franklin Rising Dividends Securities................................      -3.3         3.64          8.21           8.26
Franklin Zero Coupon 2010...........................................       N/A          N/A           N/A            N/A
INVESCO VIF Financial Services......................................    -16.14          N/A           N/A          -0.22
INVESCO VIF Health Services.........................................    -25.57         3.53           N/A           4.78
INVESCO VIF Telecommunications......................................    -51.64          N/A           N/A         -33.76
Janus Aspen Series Capital Appreciation.............................    -18.01         5.06           N/A           8.72
Janus Aspen Series Flexible Income..................................      7.26          4.7           N/A           6.27
Janus Aspen Series International Growth.............................    -27.15        -2.38           N/A           5.88
Lord Abbett Bond-Debenture..........................................      6.45          N/A           N/A           6.14
Lord Abbett Growth and Income.......................................    -19.12         1.46          8.47           9.41
Lord Abbett Mid-Cap Value...........................................    -11.06          N/A           N/A          10.55
MFS(R) Mid Cap Growth...............................................     -44.1          N/A           N/A         -26.74

                                     (14)

                     HYPOTHETICAL HISTORICAL TOTAL RETURN
                   (assuming $1,000 payment at beginning of
                    period and Contract continues in force)

                              OPTION 2--continued
      (Benefit Option Package which includes Step Up Value Death Benefit)

                                                                                                                 For the
                                                                                                               Period Since
                                                                       For the       For the       For the      Inception
                                                                     1 Year Ended 5 Years Ended 10 Years Ended   Through
                                                                     December 31, December 31,   December 31,  December 31,
Subaccount                                                               2002         2002           2002          2002
----------                                                           ------------ ------------- -------------- ------------
MFS(R) New Discovery................................................    -32.72%         N/A           N/A           0.92%
MFS(R) Total Return.................................................     -9.22         2.69%          N/A           8.50
MFS(R) Utilities....................................................    -25.69        -2.75           N/A           7.10
MONY Government Securities..........................................       1.7         3.62          3.75%          4.38
MONY Long Term Bond.................................................      7.09         4.56          6.11           7.83
MONY Money Market...................................................      0.14         2.62          2.69           3.41
Oppenheimer Global Securities.......................................    -23.85         3.69         10.19           7.67
Oppenheimer Main Street(R)..........................................    -20.52        -4.96           N/A           6.96
PBHG Mid-Cap........................................................    -19.83          N/A           N/A           9.95
PBHG Select Value...................................................    -27.02         4.21           N/A           4.86
PIMCO Global Bond...................................................       N/A          N/A           N/A          18.87
PIMCO Real Return...................................................      15.9          N/A           N/A          10.80
PIMCO StockPLUS Growth and Income...................................    -22.78        -2.05           N/A          -2.05
ProFund VP Bear.....................................................      19.1          N/A           N/A          17.76
ProFund VP Rising Rates Opportunity.................................       N/A          N/A           N/A         -20.08
ProFund VP UltraBull................................................    -37.83          N/A           N/A         -32.95
Van Kampen UIF Emerging Markets Equity..............................    -10.18        -6.71           N/A          -6.02
Van Kampen UIF Global Value Equity..................................    -17.97        -0.93           N/A           2.08
Van Kampen UIF U.S. Real Estate.....................................     -2.71         2.53           N/A           4.85

                                     (15)

                     HYPOTHETICAL HISTORICAL TOTAL RETURN
                   (assuming $1,000 payment at beginning of
                    period and Contract continues in force)

                                   OPTION 3
    (Benefit Option Package which includes Step Up Value Death Benefit and
                     Guaranteed Minimum Annuity Payments)

                                                                                                                 For the
                                                                                                               Period Since
                                                                       For the       For the       For the      Inception
                                                                     1 Year Ended 5 Years Ended 10 Years Ended   Through
                                                                     December 31, December 31,   December 31,  December 31,
Subaccount                                                               2002         2002           2002          2002
----------                                                           ------------ ------------- -------------- ------------
AIM V.I. Basic Value................................................    -24.52%         N/A           N/A         -18.15%
AIM V.I. Mid Cap Core Equity........................................    -13.47          N/A           N/A          -5.87
Alger American Balanced.............................................    -15.63         4.54%         6.90%          6.32
Alger American MidCap Growth........................................    -31.29         1.95           N/A          10.05
Dreyfus IP Small Cap Stock Index....................................       N/A          N/A           N/A         -24.83
Enterprise Deep Value...............................................       N/A          N/A           N/A            N/A
Enterprise Equity Income............................................    -17.83          N/A           N/A          -5.88
Enterprise Global Socially Responsive...............................       N/A          N/A           N/A         -15.70
Enterprise Growth...................................................    -25.42          N/A           N/A          -7.31
Enterprise Growth and Income........................................    -28.76          N/A           N/A          -7.54
Enterprise Managed..................................................    -23.87        -5.95          5.35           9.14
Enterprise Mergers and Acquisitions.................................       N/A          N/A           N/A            N/A
Enterprise Multi-Cap Growth.........................................       N/A          N/A           N/A            N/A
Enterprise Short Duration Bond......................................       N/A          N/A           N/A            N/A
Enterprise Small Company Growth.....................................     -25.8          N/A           N/A           3.59
Enterprise Small Company Value......................................    -14.32         2.77          8.24           9.92
Enterprise Total Return.............................................       N/A          N/A           N/A           5.14
Franklin Income Securities..........................................     -2.98         1.18          5.38           6.75
Franklin Rising Dividends Securities................................     -3.95         2.99          7.56           7.61
Franklin Zero Coupon 2010...........................................       N/A          N/A           N/A            N/A
INVESCO VIF Financial Services......................................    -16.79          N/A           N/A          -0.43
INVESCO VIF Health Services.........................................    -26.22         2.88           N/A           4.13
INVESCO VIF Telecommunications......................................    -52.29          N/A           N/A         -34.41
Janus Aspen Series Capital Appreciation.............................    -18.66         4.41           N/A           8.07
Janus Aspen Series Flexible Income..................................      6.61         4.05           N/A           5.02
Janus Aspen Series International Growth.............................     -27.8        -3.03           N/A           5.23
Lord Abbett Bond-Debenture..........................................       5.8          N/A           N/A           5.49
Lord Abbett Growth and Income.......................................    -19.77         0.81          7.82           8.76
Lord Abbett Mid-Cap Value...........................................    -11.71          N/A           N/A           9.50
MFS(R) Mid Cap Growth...............................................    -44.75          N/A           N/A         -27.30
MFS(R) New Discovery................................................    -33.37          N/A           N/A          -0.27
MFS(R) Total Return.................................................     -9.87         2.04           N/A           7.85
MFS(R) Utilities....................................................    -26.34         -3.4           N/A           6.45
MONY Government Securities..........................................      1.05         2.97           3.1           3.73
MONY Long Term Bond.................................................      6.44         3.91          5.46           7.18
MONY Money Market...................................................     -0.51         1.97          2.04           2.76
Oppenheimer Global Securities.......................................     -24.5         2.04          9.54           7.02
Oppenheimer Main Street(R)..........................................    -21.17       -5.614           N/A           6.31
PBHG Mid-Cap........................................................    -20.48          N/A           N/A           9.30

                                     (16)

                     HYPOTHETICAL HISTORICAL TOTAL RETURN
                   (assuming $1,000 payment at beginning of
                    period and Contract continues in force)

                              OPTION 3--continued
    (Benefit Option Package which includes Step Up Value Death Benefit and
                     Guaranteed Minimum Annuity Payments)

                                                                                                                 For the
                                                                                                               Period Since
                                                                       For the       For the       For the      Inception
                                                                     1 Year Ended 5 Years Ended 10 Years Ended   Through
                                                                     December 31, December 31,   December 31,  December 31,
Subaccount                                                               2002         2002           2002          2002
----------                                                           ------------ ------------- -------------- ------------
PBHG Select Value...................................................    -27.67%        3.56%         N/A            4.21%
PIMCO Global Bond...................................................       N/A          N/A          N/A           18.22
PIMCO Real Return...................................................     15.25          N/A          N/A           10.05
PIMCO StockPLUS Growth and Income...................................    -23.43         -2.7          N/A           -2.70
ProFund VP Bear.....................................................     18.45          N/A          N/A           17.11
ProFund VP Rising Rates Opportunity.................................       N/A          N/A          N/A          -20.51
ProFund VP UltraBull................................................    -38.48          N/A          N/A          -33.60
Van Kampen UIF Emerging Markets Equity..............................    -10.83        -7.36          N/A           -6.67
Van Kampen UIF Global Value Equity..................................    -18.62        -1.58          N/A            1.43
Van Kampen UIF U.S. Real Estate.....................................     -3.36         1.88          N/A            4.20

   These tables reflect the same assumptions and results as the preceding tables, except that no contingent deferred sales (surrender) charge has been deducted. The data reflected in the tables above reflect the average annual total return an Owner would have received during that period if he did not surrender his Contract.

333-92320                                        Contract No. C9-02 (Sup 8/1/03)

                                     (17)